Intangible assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets

14.	Intangible assets

The breakdown of and changes in intangible assets are as follows:

	Weighted average rate (p.a.)	2022						2023
		Historical cost	Accumulated amortization	Net opening balance	Additions	Amortization	Write-offs and transfers	Net ending balance	Historical cost	Accumulated amortization
Goodwill	-	542,302	-	542,302	-	-	-	542,302	542,302	-
Slots	-	1,038,900	-	1,038,900	-	-	-	1,038,900	1,038,900	-
Softwares	29.32%	554,939	(273,152)	281,787	168,017	(90,962)	(2,244)	356,598	639,490	(282,892)
Softwares		10,000	(10,000)	-	-	-	-	-	-	-
Total		2,146,141	(283,152)	1,862,989	168,017	(90,962)	(2,244)	1,937,800	2,220,692	(282,892)

	Weighted average rate (p.a.)	2021						2022
		Historical cost	Accumulated amortization	Net opening balance	Additions	Amortization	Write-offs and transfers	Net ending balance	Historical cost	Accumulated amortization
Goodwill	-	542,302	-	542,302	-	-	-	542,302	542,302	-
Slots	-	1,038,900	-	1,038,900	-	-	-	1,038,900	1,038,900	-
Softwares	26.41%	508,650	(268,476)	240,174	119,462	(77,651)	(198)	281,787	554,939	(273,152)
Others	20.00%	10,000	(8,167)	1,833	-	(1,833)	-	-	10,000	(10,000)
Total		2,099,852	(276,643)	1,823,209	119,462	(79,484)	(198)	1,862,989	2,146,141	(283,152)

The balances of goodwill and airport operating rights (slots) were tested for impairment on December 31, 2023 and 2022, through the discounted cash flow of the cash-generating unit (CGU) of air transportation. The Company operates a single cash-generating unit, considering that revenue depends on different assets that cannot be individually assessed for measuring the value in use.

To establish the book value of the CGU, the Company considers not only the recorded intangible assets but also all tangible assets necessary for conducting business, as it is only through the use of this set that the Company will generate economic benefits.

The results obtained were compared with the carrying amount of the cash-generating unit, and as a result, the Company did not recognize impairments regarding the recoverable amount of its CGU. No impairment loss was recorded as of the current date.

The assumptions used in the impairment testing of intangible assets align with internal projections for the five-year period. For the period beyond five years, extrapolation is applied using a perpetuity growth rate. The discounted cash flow that determined the carrying amount of the cash-generating unit was prepared in accordance with the Company's business plan, updated with the advent of the Chapter 11 process mentioned in explanatory note 1.2, and approved by the Company's Board of Directors.

The main assumptions taken into consideration by the Company to determine the value in use of the cash-generating unit are:

•	Capacity and fleet: considers the use, the aircraft capacity used in each flight and the projected size of the fleet in use.
•	Demand: market efficiency is the main input to estimate the Company’s demand growth. Management considers market efficiency to be the ratio between its market share and its seat share. This indicator reflects how efficiently the Company uses its share of the market’s total supply based on how much demand for air transportation it absorbs.
•	Revenue per passenger: considers the average price charged by GLA and the effects of market variables (see the variables used below).
•	Operating costs related to the business: based on the historical cost and adjusted by indicators, such as inflation, supply, demand and variation of the U.S. dollar.

The Company also considered market variables such as GDP (source: Central Bank of Brazil), US dollar (source: Central Bank of Brazil), kerosene barrel (source: Brazilian Agency of Oil - “ANP”) and interest rate (source: Bloomberg).

The following tables demonstrate the sensitivity of the variation in the result of the calculated value in use compared to the book value as of December 31, 2023, and 2022:

Air transportation	2023	2022
Book value	4,471,882	3,803,774
Value in use	36,537,575	34,224,861

Discount rate	17.21%	15.79%
Perpetuity growth rate	3.48%	3.37%

Sensitivity test
10% variation
Value in use	30,725,353	28,513,408
Amendment of the value in use	(5,812,222)	(5,711,453)

25% variation
Value in use	24,193,541	21,713,858
Amendment of the value in use	(12,344,034)	(12,511,003)